-RELATED PARTIES	9 Months Ended
Sep. 30, 2011
-RELATED PARTIES

NOTE F—RELATED PARTIES

The Company has a Note Receivable with one of its officers and major shareholders. The note is payable on demand and bears 8% interest per annum. The outstanding balance as of September 30, 2011 is $219,284.

Outstanding Interest Receivable as of September 30, 2011 is $39,047.

The above Related Party Loan is secured by 8,000,000 shares of stock owned by the related party.